Form NSAR - U
	Separate Account C

	Form N-SAR

	Semi-Annual Report

	FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:  __/__/__
 or fiscal year ending:            12/31/2013

Is this a transition report? (Y/N)   ___N___

Is this an amendment to a previous filing? (Y/N)  __N__

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1	A. Registrant Name: American Fidelity Separate Account C
	B. File Number: 811-21313
	C. Telephone Number:  405-523-2000

2	A. Street:  2000 North Classen Boulevard
	B. City:  Oklahoma City
	C. State:  OK      D. Zip Code:  73106  Zip Ext:  6092
	E. Foreign Country:_________________  Foreign Postal Code: _____________

3	Is this the first filing on this form by Registrant? (Y/N) ___N___

4	Is this the last filing on this form by Registrant? (Y/N) __N__

5	Is Registrant a small business investment company (SBIC)? (Y/N)   __N__

6	Is Registrant a unit investment trust (UIT)? (Y/N)  __Y___


	UNIT INVESTMENT TRUSTS

111	A. [/] Depositor Name:  American Fidelity Assurance Company
	B. [/] File Number (If any): __________________
	C. [/] City: Oklahoma City State: OK Zip Code: 73106 Zip Ext: 6092 [/] Foreign Country: ______________ Foreign Postal Code:_________

112	A. [/] Sponsor Name:   ___None___

113	A. [/] Trustee Name:  ____None___

114	A. [/] Principal Underwriter Name: American Fidelity Securities, Inc.
	B. [/] File Number: 8-15123
	C. [/] City: Oklahoma City  State: OK Zip Code: 73106 Zip Ext.: 6092

115	A. [/] Independent Public Accountant Name:  KPMG LLP
	B. [/] City: Oklahoma City  State: OK Zip Code: 73102 Zip Ext.: 5671

116	Family of investment companies information:

	A. [/] Is Registrant part of a family of invesment companies? (Y/N) _N_
	B. [/] Identify the family in 10 letters __ __ __ __ __ __ __ __ __ __

117	A. [/] Is Registrant a separate account of an insurance company?
	       (Y/N)   							     _Y_
	      If answer is "Y" (Yes), are there any of the following types of contracts funded by the Registrant?:

	B. [/] Variable annuity contracts? (Y/N)                             _Y_

	C. [/] Scheduled premium variable life contracts? (Y/N)              _N_

	D. [/] Flexible premium variable life contracts? (Y/N)               _N_

	E. [/] Other types of insurance products registered under the
	       Securities Act of 1933? (Y/N)     			     _N_

118	[/] State the number of series existing at the end of the period that
	    had securities registered under the Securities Act of 1933       _1_

119	[/] State the number of new series for which registration statements
	    under the Securities Act of 1933 became effective during the
	    period                                                           _0_

120	[/] State the total value of the portfolio securities on the date of
	    deposit for the new series included in item 119 ($000's omitted)
	              							    $_0_

121	[/] State the number of series for which a current prospectus was in
	    existence at the end of the period                               _1_


122	[/] State the number of existing series for which additional units
	    were registered under the Securities Act of 1933 during the
	    current period                                             	     _0_

123	[/] State the total value of the additional units considered in
	    answering item 122 ($000's omitted)   			    $_0_

124	[/] State the total value of units of prior series that were placed
	    in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were
	    placed in the subsequent series) ($000's omitted)               $_0_

125	[/] State the total dollar amount of sales loads collected (before
	    reallowances to other brokers or dealers) by Registrant's
	    principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
	    ($000's omitted)   		   				    $58

126	Of the amount shown in item 125, state the total dollar amount of sales
	loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of prior series
	placed in the portfolio of a subsequent series.) ($000's omitted)   $_0_

127	List opposite the appropriate description below the number of series
	whose portfolios are invested primarily (based upon a percentage of
	NAV) in each type of security shown, the aggregate total assets	at
	market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

				   Number of	  Total Assets	     Total Income
				     Series	     ($000's	    Distributions
				   Investing	     omitted)	   ($000's omitted)

	A. U.S. Treasury Direct Issue	  _		_		_
	B. U. S. Government agency	  _		_		_
	C. State and municipal tax-free	  _		_		_
	D. Public utility debt		  _	 	_		_
	E. Brokers or dealers debt or debt
	   of brokers' or dealers' parent._		_		_
	F. All other corporate intermed.
	   & long-term debt		  _		_		_
	G. All other corporate short-term
	   debt				  _		_		_
	H. Equity securities of brokers
	   or dealers or parents of brokers
	   or dealers			  _		_		_
	I. Investment company equity
	   securities			  _		_		_
	J. All other equity securities	  1	   51,756	    1,349
	K. Other securities		  _		_		_
	L. Total assets of all series of
	   regisistrant			  1    	   51,756	    1,349

128	[/] Is the timely payment of principal and interest of any of the portfolio
	    securities held by any of Registrant's series at the end of the current
	    period insured or guaranteed by an entity other than the issuer? (Y/N)
	        								_N_

	(If answer is "N" (No), go to item 131)

131	Total expenses incurred by all series of Registrant during the current
	reporting period ($000's omitted)  				       $668